Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 427.9	$ 404.4	$ 390.2
Property plant and equipment included in accounts payable	$ 11.7	$ 10.4